ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 A Fax (818) 235-0134
                              www.albrightblum.com

                                December 11, 2007



SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549
Attention: Max Webb, Assistant Director

Re:      Progressive Training, Inc. (the "Company")
         Form 10-SB ("Second Amendment")
         Date of Original Filing: June 13, 2007
         Date of Filing of First Amendment: October 9, 2007
         SEC File No.:  000-52684

Dear Mr.  Webb:

We are in receipt of the Commission's October 30, 2007 comment letter addressed to Mr. Buddy Young of Progressive Training, Inc. Please consider this letter to be the Company's formal response to the Commission's latest comment letter. As required, we are enclosing three (3) clean hard copies of the Second Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes in the format provided by Microsoft Word. Thus, additions are highlighted in the body of the text and deletions are noted in right margin.

We will be responding to comments in the order presented and with the same item numbers.

DESCRIPTION OF BUSINESS, PAGE 3

         1. The Second Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's concerns.

Financial Statements

STATEMENT OF OPERATIONS, PAGE 40

         2. The Second Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's concerns.

Securities & Exchange Commission
Attention: Max Webb
December 11, 2007
Page 2


         3. We believe the Second Amendment has been revised to respond to the staff's comments and should be in compliance with the staff's concerns.

STATEMENT OF CASH FLOW, PAGE 42

         4. We believe that the revisions that have been made to the Statement of Cash Flow should now be in compliance with the staff's comments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SUMMARY OF SIGNIFICANT FINANCIAL STATEMENTS, PAGE 53

         5. We have expanded our footnote so as to include distribution and shipping costs and together with other changes, we believe that the revisions that have been made to the MD&A and related notes should be in compliance with the staff's comments..

BUSINESS BACKGROUND, PAGE 43

         6. In response to the Commission's comments, we have provided more detailed disclosures in the notes to the financial statements, including the MD&A. We have provided a detailed discussion of how we have accounted for the assumption of assets and liabilities formerly owned by parent company. The revisions should find this section in compliance with the Commission's comments.

The revised Form 10-SB explains that the financial statements were derived on a stand-alone basis. The financial statements of Progressive Training, Inc. represent the results of operation of Advanced Media Training, Inc. ("AMTI") from June 1, 2006 through December 11, 2006 (at which time the business and operations of AMTI were conducted under the name of Progressive) and Progressive's results of operations from December 11, 2006 through May 31, 2007. The assets and liabilities of AMTI were transferred at book value into AMTI's successor, Dematco, Inc. based on the related party nature of the transaction. The following disclosure has been made to the notes to the financial statements:

In December 2006, Advanced Media Training, Inc. acquired the outstanding common stock of Dematco, Inc. ("Dematco"), a privately-held company with operations in the United Kingdom. The transaction was accounted for as a recapitalization of Dematco. The operations and business of Advanced Media Training, Inc. from June 1, 2006 to December 2006 and subsequently conducted under its new name, Progressive Training, Inc. through May 31, 2007 have been included in these financial statements, except as follows. In connection with the recapitalization, Dematco agreed to retain certain assets and liabilities amounting to approximately $260,000. These consisted of cash of approximately $23,000, a convertible debenture issued by an affiliate of Dematco to Advanced

Securities & Exchange Commission
Attention: Max Webb
December 11, 2007
Page 3


Media Training, Inc. in fiscal 2006, loans due to officers and related accrued interest. The assets and liabilities were transferred at their historical book value in December 2006 and, accordingly, recorded as a contribution to capital on the books of the Company in December 2006. The assets and liabilities of Advanced Media Training, Inc. that were not retained by Dematco were transferred at their historical book value into the newly incorporated Progressive Training, Inc.

OTHER

We have updated our interim financial statements through August 31, 2007.

CLOSING COMMENTS

Finally, there have not been any material developments since the original Form 10-SB and therefore no "Recent Development" section has been inserted in this Third Amendment to Form SB-2 Registration Statement.


                                    Sincerely,

                                    /s/ L. Stephen Albright
                                    -----------------------
                                    L. STEPHEN ALBRIGHT


enclosures

c:  Buddy Young, w/encls